Note 6 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning balance	$ 827	$ 219
Additions based on tax positions related to prior tax years	332	608	219
Ending balance	$ 1,159	$ 827	$ 219